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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:         3/31/2009
                                                                ----------------
                  Check here if Amendment[ ]: Amendment Number:
                                                                ----------------

                        This Amendment (Check only one):
                        [   ] is a restatement
                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  MICHAEL R. MURPHY
                       ---------------------------------------------------------
Address:               191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                       ---------------------------------------------------------

Form 13F File Number 28-           11638
                                   ---------------------------------------------

                       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Meghan O'Callaghan
                       ---------------------------------------------------------
Title:                 Associate
                       ---------------------------------------------------------
Phone:                 312-265-9600
                       ---------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
5/14/2009
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-----------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                              2
              -----------------

Form 13F Information Table Entry Total:
                             20
              -----------------

Form 13F Information Table Value Total:
              $         112,214 (thousands)
              -----------------

 The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 Form 13F File Number        Name
1                   28-11635                    DANIEL J. DONOGHUE
--------------      ------------------------    --------------------------------
2                   28-11637                    DISCOVERY GROUP I, LLC
--------------      ------------------------    --------------------------------

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
                                                       13F Information Table
                                                             3/31/2009

            COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
                                                                                                                 Voting Authority
            NAME OF           TITLE OF                VALUE     SHRS OR   SH/  PUT/    INVESTMENT     OTHER
            ISSUER             CLASS       CUSIP    (X $1000)   PRN AMT   PRN  CALL    DISCRETION    MANAGERS  SOLE  SHARED   NONE

ALADDIN KNOWLEDGE SYS LTD       ORD       M0392N101    4,343     378,015  SH          SHARED-OTHER     1, 2         378,015
ALLION HEALTHCARE INC           COM       019615103    1,695     368,503  SH          SHARED-OTHER     1, 2         368,503
AMERICAN MED ALERT CORP         COM       027904101    4,771     933,747  SH          SHARED-OTHER     1, 2         933,747
CYBEX INTL INC                  COM       23252E106    1,726   1,590,431  SH          SHARED-OTHER     1, 2       1,590,431
DDI CORP                   COM 0.0001 NEW 233162502    2,697     875,578  SH          SHARED-OTHER     1, 2         875,578
DIGITAL ALLY INC                COM       25382P109    1,341     859,821  SH          SHARED-OTHER     1, 2         859,821
DIVX INC                        COM       255413106    2,419     480,990  SH          SHARED-OTHER     1, 2         480,990
DRUGSTORE COM INC               COM       262241102    8,484   7,251,265  SH          SHARED-OTHER     1, 2       7,251,265
HAWK CORP                       CL A      420089104      256      22,173  SH          SHARED-OTHER     1, 2          22,173
HOME DIAGNOSTICS INC DEL        COM       437080104    7,411   1,306,993  SH          SHARED-OTHER     1, 2       1,306,993
MAIDENFORM BRANDS INC           COM       560305104      872      95,214  SH          SHARED-OTHER     1, 2          95,214
OPENTV CORP                     CL A      G67543101   18,589  12,310,736  SH          SHARED-OTHER     1, 2      12,310,736
SHUTTERFLY INC                  COM       82568P304    8,348     890,883  SH          SHARED-OTHER     1, 2         890,883
SPANISH BROADCASTING SYS INC    CL A      846425882      104     696,117  SH          SHARED-OTHER     1, 2         696,117
SUMTOTAL SYS INC                COM       866615107    5,231   3,095,118  SH          SHARED-OTHER     1, 2       3,095,118
TESSCO TECHNOLOGIES INC         COM       872386107    5,061     652,199  SH          SHARED-OTHER     1, 2         652,199
TIER TECHNOLOGIES INC           CL B      88650Q100   11,387   2,459,404  SH          SHARED-OTHER     1, 2       2,459,404
UNIVERSAL AMERICAN CORP         COM       913377107    7,718     911,212  SH          SHARED-OTHER     1, 2         911,212
VERSANT CORP                  COM NEW     925284309    4,811     279,854  SH          SHARED-OTHER     1, 2         279,854
VNUS MED TECHNOLOGIES INC       COM       928566108   14,950     702,884  SH          SHARED-OTHER     1, 2         702,884

Total                                                112,214  36,161,137                                         36,161,137
